Bank Loans - Schedule of Long-Term and Short-Term Bank Loans (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)
Schedule of Long-Term and Short-Term Bank Loans [Abstract]
Total bank loans	$ 3,105,013	$ 4,005,694	$ 3,234,199
Less: current portion of bank loans	(377,704)	(487,266)	(400,016)
Long-term bank loans	$ 2,727,309	$ 3,518,428	$ 2,834,183